Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member]			12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2022 $ / shares	Sep. 30, 2023 $ / shares
Fair Value, Nonrecurring [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Volatility			0.04	0.046
Fair Value, Nonrecurring [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements (Details) [Line Items]
Volatility			0.63	0.89
Fair Value, Nonrecurring [Member] | Probability Of Redemption Trigger [Member]
Fair Value Measurements (Details) [Line Items]
Volatility			0.75	0.75
Fair Value, Nonrecurring [Member] | Private Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants outstanding, term			3 years 80 days	2 years 171 days
Strike price (in Dollars per share)			$ 11.5	$ 11.5
Fair Value, Nonrecurring [Member] | Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Risk free rate			0.042	0.0492
Fair Value, Nonrecurring [Member] | Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements (Details) [Line Items]
Risk free rate			0.67	0.57
Fair Value, Nonrecurring [Member] | July 2022 Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants outstanding, term			5 years 36 days	4 years 109 days
Strike price (in Dollars per share)			$ 3.75	$ 3.75
Fair Value, Nonrecurring [Member] | July 2022 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Risk free rate			0.0397	0.0467
Fair Value, Nonrecurring [Member] | July 2022 Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements (Details) [Line Items]
Risk free rate			0.62	0.62
Fair Value, Nonrecurring [Member] | July 2022 Warrants [Member] | Measurement Input, Common Stock Price [Member]
Fair Value Measurements (Details) [Line Items]
Strike price (in Dollars per share)			$ 0.5	$ 0.34
Fair Value, Nonrecurring [Member] | Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Terms range			1 year 219 days	306 days
Fair Value, Nonrecurring [Member] | Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Terms range			7 years	7 years
Black-Scholes [Member]
Fair Value Measurements (Details) [Line Items]
Warrants outstanding, term	4 years 73 days	4 years 73 days	3 years 73 days
Risk free rate	1.20%		4.20%
Dividends rate	0.00%		0.00%
Volatility rate	54.00%		67.00%
Strike price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Black-Scholes [Member] | Institutional/Accredited Investor Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants outstanding, term			5 years 36 days
Risk free rate			3.97%
Dividends rate			0.00%
Volatility rate			62.00%
Strike price (in Dollars per share)			$ 0.5
Monte Carlo Simulation [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Risk free rate		1.40%	4.00%
Monte Carlo Simulation [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurements (Details) [Line Items]
Dividends rate		0.00%	0.00%
Monte Carlo Simulation [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements (Details) [Line Items]
Volatility rate		53.00%	63.00%
Monte Carlo Simulation [Member] | Probability Of Redemption Trigger [Member]
Fair Value Measurements (Details) [Line Items]
Redemption percentage	75.00%	75.00%
Monte Carlo Simulation [Member] | Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Terms range	3 years	3 years	1 year 219 days
Monte Carlo Simulation [Member] | Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Terms range	7 years	7 years	7 years
Monte Carlo Simulation [Member] | Fair Value, Nonrecurring [Member] | Probability Of Redemption Trigger [Member]
Fair Value Measurements (Details) [Line Items]
Redemption percentage			75.00%